SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Apr. 29, 2019	Nov. 30, 2018	Oct. 31, 2018	Mar. 31, 2019
Partial payments received				$ 2,000,000
Subsequent Event [Member]
Insurance policy purchased			$ 159,995
Insurance policy premium			146,310
Lease bonus payments first year rentals		$ 187,809	$ 139,809
Percent lease bonus payment		80.00%	80.00%
Subsequent Event [Member] | Term Loan Facility [Member]
Term loan facility amount available	$ 11,000,000
Proceeds from loans	$ 1,000,000